Financial instruments - fair values and risk management -Summary of cash flows for financial liabilities (Detail) - Super Group (SGHC) Limited - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	€ 212,911	€ 221,216
Non-derivative financial liabilities, undiscounted cash flows	218,268	224,318
Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	63,735	77,651
Non-derivative financial liabilities, undiscounted cash flows	63,735	77,651
Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	63,465	57,279
Non-derivative financial liabilities, undiscounted cash flows	63,465	57,279
Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	1,874	1,106
Non-derivative financial liabilities, undiscounted cash flows	1,874	1,106
Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	50,246	51,959
Non-derivative financial liabilities, undiscounted cash flows	50,246	51,959
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	17,259	16,249
Non-derivative financial liabilities, undiscounted cash flows	22,616	19,236
Deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	15,129	13,200
Non-derivative financial liabilities, undiscounted cash flows	15,129	13,200
Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	661	3,327
Non-derivative financial liabilities, undiscounted cash flows	661	3,327
Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative Financial Liabilities	542	445
Non-derivative financial liabilities, undiscounted cash flows	542	560
Less than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	188,059	210,060
Less than one year | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	63,735	77,651
Less than one year | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	63,465	57,279
Less than one year | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,874	1,106
Less than one year | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	50,246	51,959
Less than one year | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,536	5,746
Less than one year | Deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	13,200
Less than one year | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	661	2,563
Less than one year | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	542	556
Later than one year and not later than two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	22,504	6,190
Later than one year and not later than two years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than one year and not later than two years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,375	5,422
Later than one year and not later than two years | Deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	15,129	0
Later than one year and not later than two years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	764
Later than one year and not later than two years | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	4
Later than three years and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,586	7,914
Later than three years and not later than five years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,586	7,914
Later than three years and not later than five years | Deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Later than three years and not later than five years | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	119	154
More than five years | Trade payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Accruals
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Other payables
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Customer liabilities (at fair value through profit/loss)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	119	154
More than five years | Deferred consideration
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Interest-bearing loans and borrowings - principal
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than five years | Interest-bearing loans and borrowings - interest
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities, undiscounted cash flows	€ 0	€ 0